Concentration Risk - Schedule of diversification of the Account's portfolio by region and property type (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Concentration Risk [Line Items]
Concentration risk percentage, Diversification by Fair Value	100.00%	100.00%
Office
Concentration Risk [Line Items]
Concentration risk percentage, Diversification by Fair Value	38.10%
Apartment
Concentration Risk [Line Items]
Concentration risk percentage, Diversification by Fair Value	25.40%
Retail
Concentration Risk [Line Items]
Concentration risk percentage, Diversification by Fair Value	18.10%
Industrial
Concentration Risk [Line Items]
Concentration risk percentage, Diversification by Fair Value	16.70%
Other
Concentration Risk [Line Items]
Concentration risk percentage, Diversification by Fair Value	1.70%
West
Concentration Risk [Line Items]
Concentration risk percentage, Diversification by Fair Value	40.20%
West | Office
Concentration Risk [Line Items]
Concentration risk percentage, Diversification by Fair Value	13.60%
West | Apartment
Concentration Risk [Line Items]
Concentration risk percentage, Diversification by Fair Value	9.80%
West | Retail
Concentration Risk [Line Items]
Concentration risk percentage, Diversification by Fair Value	6.40%
West | Industrial
Concentration Risk [Line Items]
Concentration risk percentage, Diversification by Fair Value	9.80%
West | Other
Concentration Risk [Line Items]
Concentration risk percentage, Diversification by Fair Value	0.60%
East
Concentration Risk [Line Items]
Concentration risk percentage, Diversification by Fair Value	30.40%
East | Office
Concentration Risk [Line Items]
Concentration risk percentage, Diversification by Fair Value	18.70%
East | Apartment
Concentration Risk [Line Items]
Concentration risk percentage, Diversification by Fair Value	6.40%
East | Retail
Concentration Risk [Line Items]
Concentration risk percentage, Diversification by Fair Value	3.40%
East | Industrial
Concentration Risk [Line Items]
Concentration risk percentage, Diversification by Fair Value	1.50%
East | Other
Concentration Risk [Line Items]
Concentration risk percentage, Diversification by Fair Value	0.40%
South
Concentration Risk [Line Items]
Concentration risk percentage, Diversification by Fair Value	26.90%
South | Office
Concentration Risk [Line Items]
Concentration risk percentage, Diversification by Fair Value	5.70%
South | Apartment
Concentration Risk [Line Items]
Concentration risk percentage, Diversification by Fair Value	8.10%
South | Retail
Concentration Risk [Line Items]
Concentration risk percentage, Diversification by Fair Value	7.50%
South | Industrial
Concentration Risk [Line Items]
Concentration risk percentage, Diversification by Fair Value	4.90%
South | Other
Concentration Risk [Line Items]
Concentration risk percentage, Diversification by Fair Value	0.70%
Midwest
Concentration Risk [Line Items]
Concentration risk percentage, Diversification by Fair Value	2.50%
Midwest | Office
Concentration Risk [Line Items]
Concentration risk percentage, Diversification by Fair Value	0.10%
Midwest | Apartment
Concentration Risk [Line Items]
Concentration risk percentage, Diversification by Fair Value	1.10%
Midwest | Retail
Concentration Risk [Line Items]
Concentration risk percentage, Diversification by Fair Value	0.80%
Midwest | Industrial
Concentration Risk [Line Items]
Concentration risk percentage, Diversification by Fair Value	0.50%
Midwest | Other
Concentration Risk [Line Items]
Concentration risk percentage, Diversification by Fair Value	0.00%